Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Condensed Consolidated Statements of Cash Flows
Net cash (used in)/generated from operating activities	$ (18,596,000)	$ 19,422,000
Investing activities
Purchases of property, plant and equipment	(2,079,000)	(3,045,000)
Deposits in short-term investments	(491,169,000)	(16,000,000)
Proceeds from short-term investments	517,035,000	40,270,000
Investment in an equity investee	(8,000,000)	(7,000,000)
Net cash generated from investing activities	15,787,000	14,225,000
Financing activities
Proceeds from issuance of ordinary shares	720,000	174,000
Purchases of treasury shares	(5,451,000)	(1,367,000)
Proceeds from bank borrowings	26,923,000	22,551,000
Repayment of bank borrowings	(30,000,000)	(22,564,000)
Payment of issuance cost	(34,000)
Dividends paid to a non-controlling shareholder of a subsidiary		(37,000)
Net cash used in financing activities	(7,842,000)	(1,243,000)
Net (decrease)/increase in cash and cash equivalents	(10,651,000)	32,404,000
Effect of exchange rate changes on cash and cash equivalents	715,000	697,000
Net (decrease)/increase in cash and cash equivalents, including effect of exchange rate changes	(9,936,000)	33,101,000
Cash and cash equivalents
Cash and cash equivalents at beginning of period	85,265,000	79,431,000
Cash and cash equivalents at end of period	$ 75,329,000	$ 112,532,000